John Hancock Equity Funds
        Supplement to the Class A, Class B and Class C Shares Prospectus dated March 1, 2006 as revised August 1, 2006



John Hancock Classic Value Fund


Effective the close of business on September 15, 2006, the John Hancock Classic Value Fund ("the Fund") shall be closed to new investors, except as provided below. Shareholders holding accounts in the Fund on September 15, 2006 may continue to purchase additional shares in the Fund into those accounts after that date. Investors who did not maintain an account in the Fund on September
15, 2006, generally will not be permitted to establish an account in the Fund except that new Fund accounts may be established by:


   1. participants in most group employer retirement plans (and their successor plans) if the Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by September 15, 2006;

   2. participants in certain 529 plans that have a signed agreement with John Hancock Funds and offer the Fund as a plan option prior to September 15, 2006 (or were in the process of being established prior to September 15, 2006);

   3. individuals or institutions that invest via fee-based investment products or mutual fund wrap programs through a broker, dealer, financial planner, consultant or registered investment advisor that has entered or enters into a signed agreement with John Hancock Funds, and

   4. employees of Pzena Investment Management, LLC, John Hancock Advisers, LLC, and their affiliates.



EQTPS8  8/06                                                     August 25, 2006

                            John Hancock Equity Funds
               Supplement to the Institutional Class I Prospectus
                  dated March 1, 2006 as revised August 1, 2006



John Hancock Classic Value Fund


Effective the close of business on September 15, 2006, the John Hancock Classic Value Fund ("the Fund") shall be closed to new investors, except as provided below. Shareholders holding accounts in the Fund on September 15, 2006 may continue to purchase additional shares in the Fund into those accounts after that date. Investors who did not maintain an account in the Fund on September
15, 2006, generally will not be permitted to establish an account in the Fund except that new Fund accounts may be established by:


   1. participants in most group employer retirement plans (and their successor plans) if the Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by September 15, 2006;

   2. participants in certain 529 plans that have a signed agreement with John Hancock Funds and offer the Fund as a plan option prior to September 15, 2006 (or were in the process of being established prior to September 15, 2006);

   3. individuals or institutions that invest via fee-based investment products or mutual fund wrap programs through a broker, dealer, financial planner, consultant or registered investment advisor that has entered or enters into a signed agreement with John Hancock Funds, and

   4. employees of Pzena Investment Management, LLC, John Hancock Advisers, LLC, and their affiliates.



KEQPS7  8/06                                                     August 25, 2006